Business combination - Summary of the goodwill recognized as a result of business combinatione (Details) ₩ in Millions	Aug. 01, 2024 KRW (₩)
Disclosure of detailed information about business combination [abstract]
Consideration transferred	₩ 56,240
Identifiable net assets fair value	47,545
Non-controlling interests	6,444	[1]
Goodwill	₩ 15,139

[1]	Non-controlling interests were recognized at fair value applying the closing price on the acquisition date of Woori Venture Partners.